Securities (Schedule Of Estimated Fair Value And Gross Unrealized Losses Of Securities In Continuous Unrealized Loss Position) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012 security	Sep. 30, 2011 security
Schedule of Investments [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Count	2	12
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Estimated Fair Value	$ 42,733	$ 232,037
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Unrealized Losses	2	236
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Count	1	1
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Estimated Fair Value	2,298	2,941
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Unrealized Losses	614	740
Held-to-maturity, Securities Continuous Unrealized Loss Position, Less Than 12 Months, Count		3
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Estimated Fair Value		25,757
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Unrealized Losses		157
Municipal Bonds [Member]
Schedule of Investments [Line Items]
Held-to-maturity, Securities Continuous Unrealized Loss Position, Less Than 12 Months, Count		2
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Estimated Fair Value		615
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Unrealized Losses		4
Trust Preferred Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Count	1	1
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Estimated Fair Value	2,298	2,941
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Unrealized Losses	614	740
GSE Debentures [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Count	2	7
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Estimated Fair Value	42,733	230,848
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Unrealized Losses	2	233
MBS [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Count		5
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Estimated Fair Value		1,189
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Unrealized Losses		3
Held-to-maturity, Securities Continuous Unrealized Loss Position, Less Than 12 Months, Count		1
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Estimated Fair Value		25,142
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Unrealized Losses		$ 153